Advisor Variable Universal Life
                        Advanced Variable Universal Life
                       Premier Variable Universal Life 1.1
                       Variable Executive Universal Life 2
                        Variable Executive Universal Life
                      Survivorship Variable Universal Life
                            Variable Universal Life 2
                     Foundation Variable Universal Life 1.1
                            Variable Universal Life 4
                            Variable Universal Life 3


This supplement will alter the Statement of Additional Information in the following manner:

Correct the date for the Report of Independent Registered Public Accounting Firm's opinion letter of the Midland National Life Insurance Company financials to March 4, 2005.